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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-22960

Eubel Brady & Suttman Mutual Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Carol J. Highsmith

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 869-4300

Date of fiscal year end:	July 31

Date of reporting period:	July 1, 2019 – June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

EXHIBIT A

EUBEL BRADY & SUTTMAN INCOME & APPRECIATION FUND
Proxy Voting Record - July 1, 2019 to June 30, 2020

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By	Fund Vote	For/Against Mgmt

Capital One Financial Corporation	COF	14040H105	4/30/2020	Elect Director Richard D. Fairbank	Management	For	For
				Elect Director Aparna Chennapragada	Management	For	For
				Elect Director Ann Fritz Hackett	Management	For	For
				Elect Director Peter Thomas Killalea	Management	For	For
				Elect Director Cornelis "Eli" Leenaars	Management	For	For
				Elect Director Pierre E. Leroy	Management	For	For
				Elect Director Francois Locoh-Donou	Management	For	For
				Elect Director Peter E. Raskind	Management	For	For
				Elect Director Eileen Serra	Management	For	For
				Elect Director Mayo A. Shattuck, III	Management	For	For
				Elect Director Bradford H. Warner	Management	For	For
				Elect Director Catherine G. West	Management	For	For
				Ratify Ernst & Young LLP as Auditors	Management	For	For
				Advisory Vote to Ratify Named Executive Officers' Compensation	Management	Against	Against
				Provide Right to Act by Written Consent	Management	For	For
				Require Independent Board Chairman	Share Holder	For	Against

The Hartford Financial Services Group, Inc.	HIG	416515104	5/20/2020	Elect Director Robert B. Allardice, III	Management	For	For
				Elect Director Larry D. De Shon	Management	For	For
				Elect Director Carlos Dominguez	Management	For	For
				Elect Director Trevor Fetter	Management	For	For
				Elect Director Kathryn A. Mikells	Management	For	For
				Elect Director Michael G. Morris	Management	For	For
				Elect Director Teresa W. Roseborough	Management	For	For
				Elect Director Virginia P. Ruesterholz	Management	For	For
				Elect Director Christopher J. Swift	Management	For	For
				Elect Director Matt Winter	Management	For	For
				Elect Director Greig Woodring	Management	For	For
				Ratify Deloitte & Touche LLP as Auditors	Management	For	For
				Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
				Approve Omnibus Stock Plan	Management	For	For

Lincoln National Corporation	LNC	534187109	6/11/2020	Elect Director Deirdre P. Connelly	Management	For	For
				Elect Director William H. Cunningham	Management	For	For
				Elect Director Dennis R. Glass	Management	For	For
				Elect Director George W. Henderson, III	Management	For	For
				Elect Director Eric G. Johnson	Management	For	For
				Elect Director Gary C. Kelly	Management	For	For
				Elect Director M. Leanne Lachman	Management	For	For
				Elect Director Michael F. Mee	Management	For	For
				Elect Director Patrick S. Pittard	Management	For	For
				Elect Director Lynn M. Utter	Management	For	For
				Ratify Ernst & Young LLP as Auditors	Management	For	For
				Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
				Approve Omnibus Stock Plan	Management	For	For
				Amend Special Meeting Right Provisions	Share Holder	Against	For
				Require Independent Board Chair	Share Holder	Against	For

EUBEL BRADY & SUTTMAN INCOME FUND
Proxy Voting Record - July 1, 2019 to June 30, 2020

The Fund held no securities that were entitled to vote during the reporting period.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Eubel Brady & Suttman Mutual Fund Trust

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President
Date	August 12, 2020

*	Print the name and title of each signing officer under his or her signature.